Financial instruments, Fair value of derivative financial instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial instruments [Abstract]
Fair value gain/(loss) on derivative financial liabilities	$ 0	$ (504)	$ 14,983